Harbor Osmosis International Resource Efficient ETF Average Annual Total Returns		12 Months Ended	13 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Ex. US (ND) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	25.76%
NONE or SAME
Prospectus [Line Items]
Average Annual Return, Percent		32.87%	26.73%
Performance Inception Date	Dec. 11, 2024
NONE or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		31.26%	25.26%
NONE or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.10%	20.11%